Description of the Plan - Additional Information (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period	90 days
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Maximum number of loans | loan	1
General loan, borrowing term	5 years
Primary residence, borrowing term	10 years
Participant loan, interest rate	9.00%
Participant loan fee	$ 125
Rollovers from other plans	0	$ 0
Benefits payable	$ 0	$ 0
Plan Participants Hired Before October 1, 2012
EBP, Description of Plan [Line Items]
Matching percentage	70.00%
Participant compensation matched, percentage	2.50%
Plan Participants Hired Before October 1, 2012 Next Five Percent
EBP, Description of Plan [Line Items]
Matching percentage	40.00%
Participant compensation matched, percentage	5.00%
Plan Participants Hired After October 1, 2012
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	5.00%